CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 564,177	$ 654,892	$ 205,477
Derivative asset	0	13,000	0
Prepaid expenses and other current assets	1,797,719	2,562,901	253,669
Total current assets	2,361,896	3,230,793	459,146
Property and equipment, net	255,744	376,648	380,610
Restricted cash	60,000	239,699	237,000
Operating lease right-of-use asset	0	3,681,072	0
Noncurrent assets	1,500	1,500	1,500
Total assets	2,679,140	7,529,712	1,078,256
Current liabilities
Accounts payable	4,861,250	3,618,026	301,469
Accrued expenses	2,198,568	2,038,291	990,485
Advance payable	1,240,020	0
Operating lease liability, current	4,154,947	720,577	0
Insurance Financing Payable	575,985	921,576	0
Derivative liability	165,000	166,000	0
Convertible notes payable	1,415,495	1,374,698	0
Related party loan	2,211,953	1,961,953	1,500,000
Total current liabilities	16,823,218	10,801,121	2,791,954
Operating lease liability, net of current portion	0	3,507,268	0
Warrant liabilities	0	525,000	0
Deferred tax liability		0	35,000
Other noncurrent liabilities	230,650	790,800	186,570
Total liabilities	17,053,868	15,624,189	3,013,524
Commitments and Contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock	2,019	1,978	1,716
Additional paid-in capital	17,634,559	17,219,593	6,428,837
Accumulated deficit	(32,112,400)	(25,345,566)	(8,454,264)
Accumulated other comprehensive income	101,094	29,518	88,443
Total stockholders' deficit	(14,374,728)	(8,094,477)	(1,935,268)
Total liabilities and stockholders' deficit	$ 2,679,140	$ 7,529,712	$ 1,078,256